NON-CONTROLLING INTERESTS (Details)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
NON-CONTROLLING INTERESTS
Non-controlling interests	$ 542,746,279	¥ 3,607,037,496	¥ 19,134,198,247
Qunar
NON-CONTROLLING INTERESTS
Non-controlling interests		2,201,219,180	17,855,897,129
An offline travel agency
NON-CONTROLLING INTERESTS
Non-controlling interests		459,694,191	455,614,677
Travelfusion
NON-CONTROLLING INTERESTS
Non-controlling interests		299,237,266	289,875,458
An online trip package service provider
NON-CONTROLLING INTERESTS
Non-controlling interests		131,280,808	134,586,452
A technology company focusing on hotel customer reviews
NON-CONTROLLING INTERESTS
Non-controlling interests		254,344,728	262,762,132
ezTravel
NON-CONTROLLING INTERESTS
Non-controlling interests		24,159,071	23,707,599
Others
NON-CONTROLLING INTERESTS
Non-controlling interests		¥ 237,102,252	¥ 111,754,800